Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Common Stock [Abstract]
Schedule of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance at September 30, 2025 is summarized as follows:

September 30, 2025
Warrants to purchase common stock	345,461
Stock options outstanding	69,741
Stock options available for future grants	85,893
Shares subject to restricted stock units	150,848
Total	651,943

Common stock reserved for future issuance at December 31, 2024 is summarized as follows:

December 31, 2024
Warrants to purchase common stock	356,517
Stock options outstanding	72,140
Stock options available for future grants	83,494
Total	512,151